CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (USD per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A
Common stock, par value (USD per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	110,066,000	74,421,000
Common stock, shares outstanding	110,066,000	74,421,000
Class B common stock
Common stock, par value (USD per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	16,130,000	18,977,000
Common stock, shares outstanding	16,130,000	18,977,000